Related Party Transactions - Founder Shares (Details)		1 Months Ended			6 Months Ended		12 Months Ended
	Feb. 14, 2023 $ / shares shares	Feb. 28, 2023 $ / shares shares	Aug. 31, 2021 shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2023 D $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares
Related Party Transactions
Issuance of common stock to sponsor | $						$ 25,000
Voting and Non Redemption agreement
Related Party Transactions
Aggregate number of shares owned					3,281,138		3,081,138
Number of shares provided for allocation					820,284		770,284
Class B common stock
Related Party Transactions
Common Stock, Shares, Outstanding					0	3,593,750	3,593,750
Class A common stock
Related Party Transactions
Common Stock, Shares, Outstanding					0	0	0
Sponsor
Related Party Transactions
Number of shares provided for allocation	84,994.96
Issue price per remaining share | $ / shares	$ 0.02
Common Stock, Shares, Outstanding					7,843,498
Sponsor | Class B common stock
Related Party Transactions
Aggregate number of shares owned	3,393,750
Number of shares deposited into trust account	200,000
Sponsor | Class A common stock
Related Party Transactions
Number of shares provided for allocation	84,994.96
Issue price per remaining share | $ / shares	$ 0.02
Common Stock, Shares, Outstanding							7,843,498
Founder Shares
Related Party Transactions
Issuance of common stock to sponsor | $							$ 25,000
Founder Shares | Voting and Non Redemption agreement
Related Party Transactions
Aggregate number of shares owned		3,281,138
Number of shares provided for allocation		820,284
Founder Shares | Class A common stock
Related Party Transactions
Number of shares owned		3,393,750
Founder Shares | Sponsor
Related Party Transactions
Issuance of Class B common stock to initial Stockholders (in shares)		84,994.96		3,593,750
Issuance of common stock to sponsor | $				$ 25,000
Shares forfeited			718,750
Share dividend			3,593,750
Restrictions on transfer period of time after business combination completion							1 year
Number of shares deposited into trust account		200,000
Shares issued		84,994
Issue price per remaining share | $ / shares		$ 0.02
Founder Shares | Sponsor | Class B common stock
Related Party Transactions
Issuance of Class B common stock to initial Stockholders (in shares)				3,593,750
Issuance of common stock to sponsor | $				$ 25,000
Shares forfeited			718,750
Aggregate number of shares owned			468,750
Shares subject to forfeiture			468,750
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders			20.00%
Shares no longer subject to forfeiture			468,750
Restrictions on transfer period of time after business combination completion					1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days
Common Stock, Shares, Outstanding			3,593,750
Founder Shares | Sponsor | Class A common stock
Related Party Transactions
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares							$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination							20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination							30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences							150 days
Number of shares owned		3,393,750